OCCUPATIONAL HEALTHCARE OBLIGATION	12 Months Ended
Dec. 31, 2018
OCCUPATIONAL HEALTHCARE OBLIGATION
OCCUPATIONAL HEALTHCARE OBLIGATION

26.    Occupational healthcare obligation

Significant accounting judgements and estimates

The Group recognises management’s best estimates to settle any occupational healthcare claims against the Group’s operations. The ultimate outcome of these matters remains uncertain, with a possible failure to reach a settlement or to obtain the requisite court approval for a potential settlement. The provision is consequently subject to adjustment in the future, depending on the progress of the Occupational Lung Disease Group (the Working Group) discussions, stakeholder engagements and the ongoing legal proceedings. Actual costs incurred in future periods could differ materially from the estimates.

Estimates that were used in the assessment include value of benefits, required contributions, timing of payments, tracing pattern, period discount rates, period inflation rates and a 60% take-up rate. These estimates were informed by a professional opinion.

Accounting policy

Provisions are recognised when the Group has a present obligation, legal or constructive resulting from past events and it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation.

The estimated costs of settlement claims are reviewed at least annually and adjusted as appropriate for changes in cash flow predictions or other circumstances.

Based on estimates to date, the net present value of expected settlement claims is recognised and provided for in full in the financial statements. The estimated cash flows are discounted using a risk-free rate with similar terms to the obligation to reflect the current market assessments of the time value of money.

Annual changes in the provision consist of finance costs relating to the change in the present value of the provision and changes in estimates.

On 3 May 2018, the Working Group, including the Group, agreed to a class action settlement with the claimants. The estimated costs were reviewed at 31 December 2018 and discounted using a risk-free rate. As a result, a change in estimate of R15.4 million was recognised in profit or loss. The ultimate outcome of these matters remains uncertain, with a possible failure to obtain the requisite final court approval for the settlement, even though the High Court granted the first leg of the approval application on 13 December 2018. This provision is consequently subject to adjustment in the future, depending on the progress of the Working Group discussions, stakeholder engagements and the ongoing legal proceedings.

On 3 May 2018, the Working Group, including the Group, agreed to a class action settlement with the claimants of approximately R5 billion The estimated costs were reviewed at 31 December 2018 and discounted using a risk-free rate. As a result, a change in estimate of R15.4 million was recognised in profit or loss. The ultimate outcome of these matters remains uncertain, with a possible failure to obtain the requisite final court approval for the settlement, even though the High Court granted the first leg of the approval application on 13 December 2018. This provision is consequently subject to adjustment in the future, depending on the progress of the Working Group discussions, stakeholder engagements and the ongoing legal proceedings

Figures in million - SA rand	Note	2018	2017	2016
Balance at beginning of the year		1,153.3	-	-
Occupational healthcare obligation recognised		-	1,077.2	-
Interest charge	5	105.4	46.4	-
Change in estimate charge to profit or loss		15.4	29.7	-
Balance at the end of the year		1,274.1	1,153.3	-
Reconciliation of the non-current and current portion of the occupational healthcare obligation:
Occupational healthcare obligation		1,274.1	1,153.3	-
Current portion of occupational healthcare obligation		(109.9)	(0.8)	-
Non-current portion of occupational healthcare obligation		1,164.2	1,152.5	-

DRDGOLD is not a party to the Working Group’s mediated settlement agreement and DRDGOLD maintains the view that it is too early to consider settlement of the matter, mainly for the following reasons:

•	the applicants have as yet not issued and served a summons (claim) in the matter to DRDGOLD;
•	there is no indication of the number of potential claimants that may join the class action against the DRDGOLD respondents; and
•

many principles upon which legal responsibility may be founded, are required to be substantially developed by the trial court (and possibly subsequent courts of appeal) to establish liability on the bases alleged by the applicants.

In light of the above there is inadequate information for DRDGOLD to determine if a sufficient legal and factual basis exists to establish liability, and to quantify such potential liability.